Derivative Financial Instruments - Gain on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of Loss/(gain) on derivatives
Total gain on derivatives	$ (1,512)	$ (9,646)	$ (2,496)
Transfers from Level 1 to Level 2, assets	0	0	0
Transfers from Level 2 to Level 1, assets	0	0	0
Transfers into Level 3, assets	0	0	0
Transfers out of Level 3, assets	0	0	0
Transfers from Level 1 to Level 2, liabilities	0	0	0
Transfers from Level 2 to Level 1, liabilities	0	0	0
Transfers into Level 3, liabilities	0	0	0
Transfers out of Level 3, liabilities	0	0	0
Interest rate swaps held for trading
Analysis of Loss/(gain) on derivatives
Realized loss/(gain) on interest rate swaps held for trading	(1,535)	3,175	8,596
Unrealized (gain)/loss on derivative financial instruments held for trading	88	$ (12,821)	$ (11,092)
Forward foreign exchange contracts held for trading
Analysis of Loss/(gain) on derivatives
Realized loss/(gain) on interest rate swaps held for trading	$ (65)